Note 21 - Related Party Transactions (Details Textual)	12 Months Ended
Jun. 30, 2026 AUD ($)
Associate entity of Mr. Lawrence Gozlan [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 150,000
Amounts payable, related party transactions	100,000
Associate entity of Mr Geoffrey Kempler [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 143,650
Alterity Therapeutics Inc [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Alterity Therapeutics UK Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%